Long-term prepayments and other non-current assets	12 Months Ended
Dec. 31, 2016
Prepaid Expense, Noncurrent [Abstract]
Long-term prepayments and other non-current assets
15.	Long-term prepayments and other non-current assets

The following is a summary of long-term prepayments and other non-current assets:

	As of December 31,
	2015	2016
	RMB	RMB
Long-term receivable	—	145,507
Investment in Guazi Convertible Note	307,212	—
Prepayment for acquisition and investments	35,198	—
Rental deposits	22,788	28,119
Prepayment for purchase of property and equipment	647,894	1,734
Others	21,491	48,407
Total	1,034,583	223,767

The long-term receivable primarily represented receivables in connection with the Group’s second-hand automotive business.